Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials and semi-finished goods	€ 1,156	€ 1,075
Finished goods	980	1,375
Contract work in progress	583	815
Total	€ 2,719	€ 3,265